UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)	(Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (92.60%)

Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$2,147,940	$935,643	(b),(c),(d)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (a)	1,006,855	985,711	(b),(c),(d)
Anthracite CDO II Ltd.	6.970% due 12/24/2037 (a)	1,500,000	1,468,500	(b),(c),(d)
Arbor Realty Mortgage Securities LLC	0.716% due 02/21/2040 (a)	4,753,820	4,377,793	(b),(c),(d),(f)
Banc of America Large Loan, Inc.	5.962% due 05/15/2046 (a)	4,500,000	5,008,653	(c),(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.241% due 09/10/2045 (a)	1,006,819,916	5,034,100	(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	3,836,455	2,853,099	(c)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.532% due 02/10/2051 (a)	213,969,449	2,633,322	(c),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.356% due 09/10/2047 (a)	68,999,734	1,042,172	(c),(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.063% due 11/10/2038 (a)	42,264,185	226,113	(f),(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	7,789,023	7,812,001
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.150% due 10/15/2048 (a)	131,149,627	2,050,079	(c),(f),(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (a)	40,500,000	1,011,249	(c),(f),(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	898,329	897,322
Commercial Mortgage Asset Trust	7.350% due 01/17/2032	10,000,000	10,087,101	(f)
Commercial Mortgage Pass-Through Certificates	3.213% due 03/10/2046	4,000,000	3,816,760
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	3,638,000	3,607,140	(c)
Commercial Mortgage Pass-Through Certificates	1.703% due 03/10/2046	41,239,444	3,332,559	(f),(g)
Commercial Mortgage Pass-Through Certificates	2.593% due 07/10/2046 (a)	28,133,995	1,960,095	(f),(g)
Credit Suisse Mortgage Capital Certificates	0.841% due 04/15/2022 (a)	3,000,000	2,489,490	(f),(e)
Credit Suisse Mortgage Capital Certificates	0.229% due 01/15/2049 (a)	261,586,960	1,062,043	(f),(g)
Credit Suisse Mortgage Capital Certificates	5.954% due 09/15/2039 (a)	16,000,000	675,070	(f),(e)
Crest Ltd.	1.076% due 12/28/2038 (a)	758,714	715,619	(b),(c),(d),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	3,907,390	3,947,168
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	3,105,000	(c),(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	3,325,000	2,204,791	(c),(e)
CS First Boston Mortgage Securities Corp.	5.362% due 05/15/2036 (a)	1,000,000	841,610
CS First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (a)	1,029,858	595,137	(c),(e)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	547,004	(c),(f)
CS First Boston Mortgage Securities Corp.	4.940% due 12/15/2040 (a)	12,523,000	448,837	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	1.208% due 12/15/2035 (a)	5,678,467	85,523	(c),(f),(g)
DBUBS Mortgage Trust	5.728% due 11/10/2046 (a)	3,000,000	3,093,330	(f)
DBUBS Mortgage Trust	1.584% due 08/10/2044 (a)	26,850,700	1,058,320	(c),(f),(g)
DBUBS Mortgage Trust	1.559% due 11/10/2046 (a)	15,383,920	640,725	(c),(f),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	8,000,000	8,310,321	(b)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	6,300,000	5,330,984	(b),(c)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,789,678	608,712	(b),(c)
DR Structured Finance Corp.	8.375% due 08/15/2015	176,228	106,374	(b),(c)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	86,583	(b),(c)
FHLMC Multi-Family Pass-Through Certificates	1.938% due 05/25/2040	50,158,556	6,035,730	(c),(f),(g)
FHLMC Multi-Family Pass-Through Certificates	1.432% due 07/25/2022	51,145,331	4,452,457	(c),(f),(g)
FHLMC Multi-Family Pass-Through Certificates	1.711% due 11/25/2040	38,953,342	4,224,424	(c),(f),(g)
FHLMC Multi-Family Pass-Through Certificates	1.510% due 11/25/2019	32,741,276	2,246,742	(c),(f),(g)
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033 (a)	3,199,063	3,199,607
FREMF Mortgage Trust	4.004% due 05/25/2045 (a)	10,000,000	8,354,126	(c),(f)
FREMF Mortgage Trust	4.751% due 11/25/2046 (a)	5,000,000	4,896,500	(f)
FREMF Mortgage Trust	3.723% due 12/25/2045 (a)	5,050,000	4,108,175	(f)
FREMF Mortgage Trust	5.333% due 02/25/2047 (a)	2,000,000	2,047,220	(f)
FREMF Mortgage Trust	3.723% due 12/25/2045 (a)	460,000	402,310	(c),(f)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	3,167,319	(c),(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	$2,775,000	$2,833,192	(f)
GE Capital Commercial Mortgage Corp.	5.488% due 11/10/2045	5,481,000	1,800,492	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	5.472% due 05/10/2043 (a)	2,972,000	319,555	(c),(f)
GE Capital Commercial Mortgage Corp.	0.919% due 01/10/2038 (a)	10,378,756	64,213	(c),(f),(g)
GE Capital Commercial Mortgage Corp.	5.465% due 06/10/2048 (a)	1,407,910	44,853	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	5.964% due 12/10/2049 (a)	1,747,403	34,948	(e),(f)
G-Force LLC	5.090% due 08/22/2036 (a)	4,700,000	4,558,530	(b),(c),(d)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	3,184,308	2,745,847	(c)
Gramercy Real Estate CDO Ltd.	0.586% due 07/25/2035 (a)	4,443,357	4,175,867	(c),(d),(f)
Greenwich Capital Commercial Funding Corp.	0.487% due 03/10/2039 (a)	269,133,421	2,330,695	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	0.120% due 12/10/2049 (a)	141,732,820	1,322,651	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.101% due 08/10/2042 (a)	52,987,932	615,561	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.434% due 07/05/2035 (a)	6,568,745	24,593	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	1.747% due 01/11/2035 (a)	2,870,860	11,409	(c),(f),(g)
GS Mortgage Securities Corp. II	2.790% due 05/10/2045	32,465,333	4,430,544	(f),(g)
GS Mortgage Securities Corp. II	0.639% due 05/10/2045 (a)	100,000,000	3,719,000	(f),(g)
GS Mortgage Securities Corp. II	1.274% due 03/10/2044 (a)	78,437,522	3,506,157	(f),(g)
GS Mortgage Securities Corp. II	2.943% due 02/10/2046	3,000,000	2,810,670
GS Mortgage Securities Corp. II	0.841% due 06/05/2031 (a)	48,946,420	1,852,524	(c),(f),(g)
GS Mortgage Securities Corp. II	0.395% due 05/03/2032 (a)	65,000,000	1,670,825	(c),(f),(g)
GS Mortgage Securities Corp. II	1.902% due 08/10/2044 (a)	21,344,041	1,635,594	(f),(g)
GS Mortgage Securities Corp. II	1.663% due 08/10/2043 (a)	15,206,416	1,119,496	(f),(g)
GS Mortgage Securities Corp. II	5.582% due 12/20/2049 (a)	3,042,754	962,119	(b),(c),(d),(f)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (a)	426,688	426,428
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	3,570,035	714	(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.571% due 07/15/2046 (a)	10,000,000	9,520,200	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.492% due 08/15/2046 (a)	7,644,000	7,159,829	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,175,250	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	5,138,594	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.390% due 08/05/2032 (a)	5,000,000	5,069,149	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.540% due 06/12/2041	4,000,000	4,121,800	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.882% due 02/15/2051	2,605,000	2,937,997	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.715% due 05/15/2045	192,702,218	2,845,826	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.585% due 08/15/2046	37,239,648	2,550,171	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.443% due 06/12/2047	271,402,558	2,452,991	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.604% due 05/15/2047	202,840,920	2,339,506	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.468% due 02/15/2046 (a)	37,363,590	1,910,774	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.654% due 08/12/2037 (a)	2,910,000	1,577,744	(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	2.114% due 11/15/2043 (a)	13,998,216	1,114,538	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.761% due 05/15/2045 (a)	2,000,000	709,216	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.473% due 01/15/2049	58,767,751	523,033	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.605% due 02/15/2051	86,653,786	503,459	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.375% due 08/15/2042 (a)	2,500,000	139,380	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	10,744,576	47,394	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.196% due 02/15/2051 (a)	615,771	12,925	(e),(f)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	5,096,939	5,120,074	(c),(f)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (a)	3,000,000	1,536,900	(f)
LB UBS Commercial Mortgage Trust	0.848% due 11/15/2038 (a)	77,366,579	1,514,064	(f),(g)
LB UBS Commercial Mortgage Trust	0.162% due 02/15/2040 (a)	90,283,545	1,447,182	(c),(f),(g)
LB UBS Commercial Mortgage Trust	6.103% due 09/15/2037 (a)	960,000	962,534	(f)
LB UBS Commercial Mortgage Trust	5.710% due 06/15/2036 (a)	770,000	771,409	(f)
LB UBS Commercial Mortgage Trust	0.654% due 02/15/2040	42,092,690	542,785	(c),(f),(g)
LB UBS Commercial Mortgage Trust	0.738% due 02/15/2040	26,211,352	511,383	(f),(g)
LB UBS Commercial Mortgage Trust	0.500% due 04/15/2040 (a)	117,499,500	507,598	(f),(g)
LB UBS Commercial Mortgage Trust	6.448% due 07/15/2040 (a)	19,095,000	458,280	(e),(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

LB UBS Commercial Mortgage Trust	0.959% due 02/15/2040 (a)	$16,938,697	$164,021	(c),(f),(g)
LNR CDO Ltd.	1.491% due 07/23/2036 (a)	455,359	447,573	(b),(c),(d),(f)
Mach One Trust Commercial Mortgage-Backed Secs.	6.280% due 05/28/2040 (a)	9,000,000	9,007,200	(b),(c),(d),(f)
Mach One Trust Commercial Mortgage-Backed Secs.	5.960% due 05/28/2040 (a)	1,706,000	1,707,365	(b),(c),(d),(f)
Merrill Lynch Mortgage Investors Trust	6.250% due 12/10/2029	3,246,594	3,237,828	(f)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,480,025	(c),(f)
Merrill Lynch Mortgage Trust	0.552% due 08/12/2043 (a)	381,510,509	3,580,667	(c),(f),(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	3,551,704	(f)
Merrill Lynch Mortgage Trust	5.706% due 09/12/2042 (a)	3,200,000	12,742	(c),(e),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	182,464	727	(c),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.249% due 12/12/2049 (a)	90,032,775	1,088,496	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.467% due 03/12/2051 (a)	117,103,971	1,007,445	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.151% due 09/12/2049 (a)	124,260,206	835,774	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.812% due 12/12/2049	85,006,424	757,407	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.608% due 09/12/2049	82,418,109	690,664	(f),(g)
Morgan Stanley Bank of America Merrill Lynch Trust	4.220% due 07/15/2046	5,000,000	5,139,700	(f)
Morgan Stanley Bank of America Merrill Lynch Trust	2.858% due 11/15/2045	4,500,000	4,222,575
Morgan Stanley Capital I Trust	4.770% due 07/15/2056	3,500,000	3,674,552	(c)
Morgan Stanley Capital I Trust	6.010% due 11/15/2030 (a)	2,981,145	3,159,656	(b)
Morgan Stanley Capital I Trust	0.834% due 07/15/2019 (a)	3,400,000	2,961,774	(f)
Morgan Stanley Capital I Trust	0.600% due 03/15/2044 (a)	138,068,798	1,781,295	(c),(f),(g)
Morgan Stanley Capital I Trust	1.114% due 09/15/2047 (a)	53,863,713	1,514,324	(c),(f),(g)
Morgan Stanley Capital I Trust	0.349% due 09/15/2047 (a)	69,000,000	1,457,832	(c),(f),(g)
Morgan Stanley Capital I Trust	0.447% due 11/12/2049 (a)	100,429,328	924,954	(c),(f),(g)
Morgan Stanley Capital I Trust	0.395% due 02/12/2044 (a)	133,034,380	788,096	(c),(f),(g)
Morgan Stanley Capital I Trust	0.266% due 06/13/2041 (a)	29,068,787	35,813	(c),(f),(g)
Morgan Stanley Dean Witter Capital I Trust	6.449% due 09/15/2037 (a)	6,733,000	6,598,879	(f)
Morgan Stanley Reremic Trust	5.995% due 08/15/2045 (a)	6,000,000	6,594,360	(f)
Morgan Stanley Reremic Trust	5.995% due 08/12/2045 (a)	6,000,000	6,594,360	(f)
Morgan Stanley Reremic Trust	0.000% due 07/17/2056 (a)	320,000	292,734	(b),(c)
Multi Security Asset Trust	5.570% due 11/28/2035 (a)	1,000,000	994,600	(b),(c),(d)
RBSCF Trust	4.970% due 04/16/2040 (a)	1,500,000	1,553,100	(f)
RBSCF Trust	6.123% due 02/16/2051 (a)	900,000	1,007,487	(f)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (a)	2,509,316	2,520,508	(b),(f)
UBS-Barclays Commercial Mortgage Trust	1.517% due 04/10/2046 (a)	30,720,417	2,740,876	(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	7,035,000	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	13,396,000	4,986,889	(c)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,246,870	(f)
Wachovia Bank Commercial Mortgage Trust	0.685% due 12/15/2043 (a)	235,191,326	3,052,642	(c),(f),(g)
Wachovia Bank Commercial Mortgage Trust	0.394% due 04/15/2047 (a)	126,535,976	813,626	(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.465% due 04/15/2042 (a)	1,000,000	374,122	(c),(f)
Wachovia Bank Commercial Mortgage Trust	6.134% due 10/15/2048 (a)	5,000,000	350,000	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	6.060% due 12/15/2043 (a)	12,500,000	281,250	(e),(f)
Wachovia Bank Commercial Mortgage Trust	6.144% due 10/15/2048 (a)	5,000,000	275,000	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	1,000,000	141,162	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.945% due 04/15/2047 (a)	1,000,000	2,880	(e),(f)
Wells Fargo Commercial Mortgage Trust	1.619% due 11/15/2043 (a)	10,954,043	806,437	(f),(g)
WF-RBS Commercial Mortgage Trust	1.659% due 03/15/2045 (a)	51,601,643	4,479,539	(f),(g)
WF-RBS Commercial Mortgage Trust	1.752% due 06/15/2045 (a)	44,240,385	4,418,287	(f),(g)
WF-RBS Commercial Mortgage Trust	0.341% due 02/15/2044 (a)	222,499,677	4,170,378	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	2.212% due 11/15/2044 (a)	22,714,961	2,447,991	(f),(g)
WF-RBS Commercial Mortgage Trust	5.004% due 06/15/2045 (a)	2,500,000	2,384,375	(f)
WF-RBS Commercial Mortgage Trust	0.164% due 06/15/2045 (a)	248,386,065	1,952,190	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	1.854% due 03/15/2044 (a)	10,624,122	765,680	(f),(g)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

WF-RBS Commercial Mortgage Trust	0.991% due 06/15/2044 (a)	$22,242,899	$730,234	(f),(g)

Total Commercial Mortgage-Backed Securities (Cost $431,121,859)			379,306,790

MEZZANINE LOAN (2.13%)

Hilton Worldwide	3.943% due 11/14/2015	9,085,770	8,720,687	(c),(f)

Total Mezzanine Loan (Cost $8,792,736)			8,720,687

MONEY MARKET FUND (6.77%)

Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(h)		27,716,385	27,716,385

Total Money Market Fund (Cost $27,716,385)			27,716,385

TOTAL SECURITIES (101.50%) (Cost $467,630,980)(i)			415,743,862

LIABILITIES, NET OF OTHER ASSETS (-1.50%)			(6,151,065)

MEMBERS’ CAPITAL (100.00%)			$409,592,797

(a)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2013 was $268,173,309 or 65.47% of the Master Fund’s members’ capital.

(b)	Illiquid security. At July 31, 2013, illiquid securities with aggregate principal of $56,569,549 had a value of $46,576,525 which represented 11.37% of the Master Fund’s members’ capital.
(c)

Fair valued security. At July 31, 2013, the fair valued securities represented 44.80% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(d)	CDO security. At July 31, 2013, collateralized debt obligations in aggregate had a value of $30,336,520 which represented 7.41% of the Master Fund’s members’ capital.
(e)	Non-interest income generating securities as of July 31, 2013.
(f)	Variable rate security.
(g)

Interest-only security. At July 31, 2013, interest-only securities in aggregate had a value of $119,166,893 which represented 29.09% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.

(h)	Rate shown reflects effective yield at July 31, 2013.
(i)

The cost for federal income tax purposes was $467,630,980. At July 31, 2013 net unrealized depreciation for all securities based on tax cost was $51,887,118. This consisted of aggregate gross unrealized appreciation for all securities of $24,374,420 and aggregate gross unrealized depreciation for all securities of $76,261,538.

Torchlight Value Fund Master, LLC (“the Master Fund”)
(unaudited)
July 31, 2013

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosures regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of July 31, 2013 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities		$230,297,109	$149,009,681	$379,306,790
Mezzanine Loan		—	$8,720,687	$8,720,687
Money Market Fund	27,716,385			$27,716,385

Total	$27,716,385	$230,297,109	$157,730,368	$415,743,862

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Mezzanine Loan	Total

Balance as of 10/31/12	$89,004,751	$2,746,357	$91,751,108
Realized gain (loss)	(8,078,276)	193,232	(7,885,044)
Change in unrealized appreciation/(depreciation)	11,078,287	(134,336)	10,943,951
Net amortization/accretion	(7,640,140)	74,703	(7,565,437)
Purchases	46,512,888	9,600,000	56,112,888
Sales and Paydowns	(25,517,390)	(3,759,269)	(29,276,659)
Transfers into Level 3	72,536,649	—	72,536,649
Transfers out of Level 3*	(28,887,088)	—	(28,887,088)

Balance as of 7/31/13	$149,009,681	$8,720,687	$157,730,368

Net change in unrealized appreciation/(depreciation) from positions still held at 7/31/13	$6,101,465

* Net transfers out of Level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at July 31, 2013	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs
Commercial Mortgage-Backed Securities	149,009,681	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	0.12 - 111.30 0.0% - 20.4%
		Credit Adjustment	Credit Enhancement Underlying Collateral Delinquencies	0.0% - 79.3% 0.0% - 100.0%
Mezzanine Investment	8,720,687	Market transactions in comparable securities/Dealer quotes	Comparable Trade (Price) Illiquidity Discount	98.13 2.2%

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

                     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	September 30, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	September 30, 2013

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Chief Financial Officer

Date:	September 30, 2013